LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (75,339)	$ (104,611)	$ (16,870)
Denominator (in 000’)
Weighted average shares outstanding, Basic	19,343	16,119	13,060
Weighted average shares outstanding, Diluted	19,343	16,119	13,060
Loss per share, Basic	$ (3.89)	$ (6.49)	$ (1.29)
Loss per share, Diluted	$ (3.89)	$ (6.49)	$ (1.29)